Related party disclosures (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related party disclosures [Line Items]
Tax ID	Total	Foreign
Functional currency		US$
Nitratos Naturais Do Chile Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Brazil
Functional currency	US$
Nature	Subsidiary
Nitrate Corporation Of Chile Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	United Kingdom
Functional currency	US$
Nature	Subsidiary
SQM North America Corp. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	United States of America
Functional currency	US$
Nature	Subsidiary
SQM Europe N.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Belgium
Functional currency	US$
Nature	Subsidiary
Soquimich S.R.L. Argentina [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Argentina
Functional currency	US$
Nature	Subsidiary
Soquimich European Holding B.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Holland
Functional currency	US$
Nature	Subsidiary
SQM Corporation N.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Curacao
Functional currency	US$
Nature	Subsidiary
SQI Corporation N.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Curacao
Functional currency	US$
Nature	Subsidiary
SQM Comercial De Mexico S.A. de C.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	México
Functional currency	US$
Nature	Subsidiary
North American Trading Company [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	United States of America
Functional currency	US$
Nature	Subsidiary
Administracion y Servicios Santiago S.A. de C.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	México
Functional currency	US$
Nature	Subsidiary
SQM Peru S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Perú
Functional currency	US$
Nature	Subsidiary
SQM Ecuador S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Ecuador
Functional currency	US$
Nature	Subsidiary
SQM Nitratos Mexico S.A. de C.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	México
Functional currency	US$
Nature	Subsidiary
SQMC Holding Corporation L.L.P. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	United States of America
Functional currency	US$
Nature	Subsidiary
SQM Investment Corporation N.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Curacao
Functional currency	US$
Nature	Subsidiary
SQM Brasil Limitada [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Brazil
Functional currency	US$
Nature	Subsidiary
SQM France S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	France
Functional currency	US$
Nature	Subsidiary
SQM Japan Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Japan
Functional currency	US$
Nature	Subsidiary
Royal Seed Trading Corporation A.V.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Aruba
Functional currency	US$
Nature	Subsidiary
SQM Oceania Pty Limited [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Australia
Functional currency	US$
Nature	Subsidiary
Rs Agro-Chemical Trading Corporation A.V.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Aruba
Functional currency	US$
Nature	Subsidiary
SQM Indonesia S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Indonesia
Functional currency	US$
Nature	Subsidiary
SQM Virginia L.L.C. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	United States of America
Functional currency	US$
Nature	Subsidiary
SQM Italia SRL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Italy
Functional currency	US$
Nature	Subsidiary
Comercial Caiman Internacional S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Panama
Functional currency	US$
Nature	Subsidiary
SQM Africa Pty Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	South Africa
Functional currency	US$
Nature	Subsidiary
SQM Colombia SAS [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Colombia
Functional currency	US$
Nature	Subsidiary
SQM Internacional NV Member [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Belgium
Functional currency	US$
Nature	Subsidiary
SQM Lithium Specialties LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	United States of America
Functional currency	US$
Nature	Subsidiary
SQM Iberian S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Spain
Functional currency	US$
Nature	Subsidiary
SQM Beijing Commercial Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	China
Functional currency	US$
Nature	Subsidiary
SQM Thailand Limited [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Thailand
Functional currency	US$
Nature	Subsidiary
SQM Australia Pty [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Australia
Functional currency	US$
Nature	Subsidiary
SACAL S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Argentina
Functional currency	Ars
Nature	Subsidiary
Comercial Hydro S.A. [Member]
Related party disclosures [Line Items]
Tax ID	96.801.610-5
Country of origin	Chile
Functional currency	US$
Nature	Subsidiary
SQM Potasio S.A. [Member]
Related party disclosures [Line Items]
Tax ID	96.651.060-9
Country of origin	Chile
Functional currency	US$
Nature	Subsidiary
SQM Nitratos S.A. [Member]
Related party disclosures [Line Items]
Tax ID	96.592.190-7
Country of origin	Chile
Functional currency	US$
Nature	Subsidiary
Ajay SQM Chile S.A. [Member]
Related party disclosures [Line Items]
Tax ID	96.592.180-K
Country of origin	Chile
Functional currency	US$
Nature	Subsidiary
SQMC Internacional Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	86.630.200-6
Country of origin	Chile
Functional currency	US$
Nature	Subsidiary
SQM Industrial S.A. [Member]
Related party disclosures [Line Items]
Tax ID	79.947.100-0
Country of origin	Chile
Functional currency	US$
Nature	Subsidiary
Isapre Norte Grande Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	79.906.120-1
Country of origin	Chile
Functional currency	Ch$
Nature	Subsidiary
Almacenes y Depositos Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	79.876.080-7
Country of origin	Chile
Functional currency	Ch$
Nature	Subsidiary
Servicios Integrales de Transitos y Transferencias S.A. [Member]
Related party disclosures [Line Items]
Tax ID	79.770.780-5
Country of origin	Chile
Functional currency	US$
Nature	Subsidiary
Soquimich Comercial S.A. [Member]
Related party disclosures [Line Items]
Tax ID	79.768.170-9
Country of origin	Chile
Functional currency	US$
Nature	Subsidiary
SQM Salar S.A. [Member]
Related party disclosures [Line Items]
Tax ID	79.626.800-K
Country of origin	Chile
Functional currency	US$
Nature	Subsidiary
Proinsa Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	78.053.910-0
Country of origin	Chile
Functional currency	Ch$
Nature	Subsidiary
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A. [Member]
Related party disclosures [Line Items]
Tax ID		76.534.490-5
Country of origin		Chile
Functional currency		Ch$
Nature		Subsidiary
Exploraciones Mineras S.A. [Member]
Related party disclosures [Line Items]
Tax ID		76.425.380-9
Country of origin	Chile
Functional currency	US$
Nature	Subsidiary
Comercial Agrorama Ltda. [Member]
Related party disclosures [Line Items]
Tax ID		76.064.419-6
Country of origin		Chile
Functional currency		Peso
Nature		Subsidiary
Agrorama S.A. [Member]
Related party disclosures [Line Items]
Tax ID		76.145.229-0
Country of origin		Chile
Functional currency		Peso
Nature		Subsidiary
Orcoma Estudios SPA [Member]
Related party disclosures [Line Items]
Tax ID		76.359.919-1
Country of origin		Chile
Functional currency		US$
Nature		Subsidiary
Orcoma SPA [Member]
Related party disclosures [Line Items]
Tax ID		76.360.575-2
Country of origin		Chile
Functional currency		US$
Nature		Subsidiary
SQM MaG SpA. [Member]
Related party disclosures [Line Items]
Tax ID		76.686.311-9
Country of origin		Chile
Functional currency		US$
Nature		Subsidiary
Abu Dhabi Fertilizer Industries WWL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Arab Emirates	United Arab Emirates
Functional currency		United Arab Emirates dirham
Nature	Associate	Associate
Doktor Tarsa Tarim Sanayi AS [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Turkey	Turkey
Functional currency		US$
Nature	Associate	Associate
Ajay North America [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		United States of America
Functional currency		US$
Nature		Associate
Ajay Europe SARL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	France	France
Functional currency		Euro
Nature	Associate	Associate
SQM Eastmed Turkey [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Turkey	Turkey
Functional currency		Euro
Nature	Associate	Associate
Charlee SQM Thailand Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Thailand
Functional currency		US$
Nature	Associate	Associate
Kore Potash Ltd. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		United Kingdom
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		China
Functional currency		US$
Nature		Joint venture
Coromandel SQM India [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	India	India
Functional currency		Indian rupee
Nature	Joint venture	Joint venture
SQM Vitas Fzco. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Arab Emirates	United Arab Emirates dirham
Functional currency		United Arab Emirates dirham
Nature	Joint venture	Joint venture
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	China	China
Functional currency		US$
Nature	Joint venture	Joint venture
SQM Vitas Holland B.V. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Holland
Functional currency		Euro
Nature		Joint venture
Minera Exar S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Argentina
Functional currency		Euro
Nature	Joint venture
Sociedad de Inversiones Pampa Calichera [Member]
Related party disclosures [Line Items]
Tax ID		96.511.530-7
Country of origin		Chile
Functional currency		US$
Nature		Other related parties
Norte Grande S.A. [Member]
Related party disclosures [Line Items]
Tax ID		96.529.340-K
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Callegari Agricola S.A. [Member]
Related party disclosures [Line Items]
Tax ID	79.049.778-9	79.049.778-9
Country of origin	Chile	Chile
Functional currency		Peso
Nature	Other related parties	Other related parties
SQM Vitas Brazil Agroindustria [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Brazil	Brazil
Functional currency		Brazilian Real
Nature	Other related parties	Other related parties
SQM Vitas Peru S.A.C. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Peru	Peru
Functional currency		US$
Nature	Other related parties	Other related parties
Terra Tarsa B.V.. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Holland
Functional currency		Euro
Nature		Other related parties
Plantacote N.V [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Belgium	Belgium
Functional currency		Euro
Nature	Other related parties	Other related parties
Doktolab Tarim Arastima San [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Turkey
Functional currency		Turkish Lira
Nature		Other related parties
Terra Tarsa Ukraine LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Ukraine	Ukraine
Functional currency		Ukrainian Grivna
Nature	Other related parties	Other related parties
Terra Tarsa Don LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Russian Federation	Russian Federation
Functional currency		Russian Ruble
Nature	Other related parties	Other related parties
SQM Shanghai Chemicals Co Ltd [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	China
Functional currency	US$
Nature	Subsidiary
Arpa Speciali S.R.L [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Italy	Italy
Functional currency		Euro
Nature	Other related parties	Other related parties
Ara Dos Primera del Salar de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Ara Tres Primera del Salar de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Ara Cuatro Primera del Salar de Pampa Blanca Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Ara Cinco Primera del Salar de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Curicó Dos Primera del Salar de Pampa Alta, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Curicó Tres Primera del Sector de Pampa Alta, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Evelyn Veinticuatro Primera de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Filomena Tres Primera de Oficina Filomena, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Filomena Cuatro Primera de Oficina Filomena, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Francis Cuatro Primera de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Covalent Lithium Pty Ltd [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Australia	Australia
Functional currency	Australian dollar	Australian dollar
Nature	Joint venture	Joint venture
Pavoni & C, SPA [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Italy	Italy
Nature	Joint venture	Joint venture
Internacional Technical and Trading Agenies Co WLL [Member]
Related party disclosures [Line Items]
Country of origin		Jordan
Nature		Other related parties
Abu Dhabi Fertilizer Industries WLL [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Oman
Functional currency		Arab Emirates dirham
Nature		Other related parties
Francis Cuatro Segunda del Salar de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Francis Cuatro Tercera de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Francis Cuatro Cuarta de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Francis Cuatro Quinta de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Francis Primera del Salar de Pampa Blanca de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Francis Segunda del Salar de Pampa Blanca de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Francis Tercera del Salar de Pampa Blanca de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Ivon Primera de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Ivon Décima Segunda de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Ivon Sexta de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Julia Primera de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Lorena Trigésimo Quinta de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Perseverancia Primera de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Tamara 40 Primera del Sector S.E. OF. Concepción, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Tamara Tercera de Oficina Concepción, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
Tamara 40 Segunda del Sector S.E. OF Concepción, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	N/A
Country of origin		Chile
Functional currency		Ch$
Nature		Other related parties
International Technical And Trading Agencies Co WLL [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Functional currency		Arab Emirates dirham
Doctochem Tarim Sanayi LTD [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Turkey
Functional currency		Turkish Lira
Nature		Other related parties